1933 Act Registration No. 333-34844

1940 Act Registration No. 811-09903

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                        [X]

                Pre‑Effective Amendment No.                                                                                                         [_]

                Post‑Effective Amendment No. 48                                                                                                  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940               [X]

                Amendment No. 50                                                                                                                            [X]

BNY MELLON FUNDS TRUST

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation

200 Park Avenue,

New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 922‑6000

Jeff Prusnofsky, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

Copy to:

David Stephens, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

And

Donald W. Smith, Esq.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective:

    X         Immediately upon filing pursuant to Rule 485(b)

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                On (Date) pursuant to Rule 485(b)

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                60 days after filing pursuant to Rule 485(a)(1)

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                On (Date) pursuant to Rule 485(a)(1)

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                75 days after filing pursuant to Rule 485(a)(2)

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                On (Date) pursuant to Rule 485(a)(2)

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If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 17th day of January, 2013

BNY MELLON FUNDS TRUST

BY:	/s/ David K. Mossman * David K. Mossman, President

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/David K. Mossman* David K. Mossman	President (Principal Executive Officer)	January 17, 2013

/s/James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	January 17, 2013

/s/John R. Alchin* John R. Alchin	Trustee	January 17, 2013

/s/Ronald R. Davenport * Ronald R. Davenport	Trustee	January 17, 2013

/s/ Jack L. Diederich * John L. Diederich	Trustee	January 17, 2013

/s/ Kim D. Kelly * Kim D. Kelly	Trustee	January 17, 2013

/s/Patrick J. O’Connor* Patrick J. O’Connor	Trustee	January 17, 2013

/s/Kevin C. Phelan* Kevin C. Phelan	Trustee	January 17, 2013

/s/Patrick J. Purcell* Patrick J. Purcell	Trustee	January 17, 2013

/s/Thomas F. Ryan, Jr.* Thomas F. Ryan, Jr.	Trustee	January 17, 2013

/s/Maureen M. Young * Maureen M. Young	Trustee	January 17, 2013

*By:     /s/ Joseph M. Chioffi

            Joseph M. Chioffi

            Attorney-in-Fact

EXHIBIT INDEX

Exhibit-101.SCH         Taxonomy.

Exhibit-101.INS           Instance Document.

Exhibit-101.CAL         Calculation Linkbase.

Exhibit-101.PRE          Presentation Linkbase.

Exhibit-101.DEF          Definition Linkbase.

Exhibit-101.LAB         Label Linkbase.